Fixed asset investments	12 Months Ended
Sep. 30, 2021
Fixed asset investments
Fixed asset investments

12.    Fixed asset investments

Investment in
Joint Venture
$
Cost
At 1 January 2019	—
Additions	—
At 30 September 2019	—
Additions	32,301
At 30 September 2020	32,301
Additions	—
Foreign exchange on translation	1,384
At 30 September 2021	33,685

12.    Fixed asset investments (continued)

Joint venture

Quantum Keep Limited is a joint venture of Arqit Limited, which is a 100% owned subsidiary of Arqit Quantum Inc.. The registered office is One Fleet Place, London, England, EC4M 7WS. Arqit Ltd jointly holds 50% of shares for the entity. The nature of Quantum Keep Limited’s activities is that of business and domestic software development.

Quantum Keep Limited was incorporated on 12 August 2020 with Arqit Ltd. taking a 50% investment in incorporation.

Quantum Keep Limited has no activity relating to continuing or discontinued operations within the year. There was no total comprehensive income.

Subsidiaries

Details of the company’s subsidiaries at 30 September 2021 are as follows:

Name of undertaking	Registered office	Domicile	% held
Arqit Limited	1st Floor, 3 More London Riverside, More London Place, London, England, SE1 2RE	U.K.	100
Arqit Inc.	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100
Arqit LLC	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100